Financial Risks - Summary of Exchange Rates of US Dollar and UK Pound per Euro (Detail) - Counterparty	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD [member]
Disclosure of foreign exchange rates [line items]
Closing rates	1.14	1.22	1.12	1.14	1.20
GBP [member]
Disclosure of foreign exchange rates [line items]
Closing rates	0.84	0.90	0.85	0.90	0.89